UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: December 31, 2004

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
January 27, 2005

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  230
Form Information Table Value Total: $1,846,965,093



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC

ABER DIAMOND CORP-
common-
002893105
447282
11850
sole
ADELPHIA COMMUNICATION CORP SUB NTS CONV-
convertible bonds-
006848BG9
43000
200000
sole
ADELPHIA COMMUNICATIONS CORP PFD CONV 7.50% SER E-
convertible preferred-
006848501
95000
190000
sole
ALEXANDER'S INC-
common-
014752109
257835
1200
sole
ALLEGHANY CORP-
common-
017175100
1987691
7128
sole
ALLEGHENY ENERGY INC-
common-
017361106
63508596
3222151
sole
ALUMINUM CORPORATION OF CHINA LIMITED-
common-
22276109
182642
3100
sole
AMAZON.COM INC JANUARY 2206 PUT AT $75.00-
option-
0231356MO
1786740
58200
sole
AMERICAN REAL ESTATE PARTNERS LP-
common-
029169109
9382773
328069
sole
ANGLO AMERICAN PLC-
common-
03485P102
2291143
103600
sole
ANHUI EXPRESSWAY-
common-
6045180
478400
920000
sole
ANTEON INTL CORP-
common-
03674E108
1259986
30100
sole
APOLLO GROUP INC-
common-
037604204
2421300
30000
sole
APPLIED MATERIALS PUT @$30 01/21/2006-
option-
0382226MF
206400
16000
sole
AQUILA INC-
common-
03840P102
32070565
8691280
sole
ARCHER DANIELS MIDLAND CO-
common-
039483102
19313850
865500
sole
BEAR STEARNS COMPANIES INC-
common-
073902108
2133164
20850
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
35358248
12043
sole
BRILLIANCE CHINA ADR-
common-
10949Q105
2859420
146220
sole
BUNGE LIMITED-
common-
G16962105
19241120
337500
sole
C.H.ROBINSON WORLDWIDE, INC-
common-
12541W100
3858640
69500
sole
CACI INTL INC-
common-
127190304
53544389
785915
sole
CALPINE CORP-
common-
131347106
26596552
6750394
sole
CANADIAN OIL SANDS TRUST-
common-
13642L100
27464409
488126
sole
CATHAY GENERAL BANCORP-
149150104
5568860
148500
sole
CENTER FINANCIAL CORP-
common-
15146E102
5356151
267550
sole
CENTERPOINT ENERGY, INC-
sole-
15189T107
56714351
5018969
sole
CERTEGY INC COM-
common-
156880106
47946
1350
sole
CHECKFREE CORP-
common-
162813109
15612800
410000
sole
CHICAGO MERCANTILE HOLDINGS INC-
common-
167760107
25326332
110745
sole
CMS ENERGY CORP-
common-
125896100
19860664
1900542
sole
CHINA EASTERN AIRLINES CORPORATION LIMITED-
common-
16937R104
10862704
485300
sole
CHINA LIFE INS CO LTD-
common-
16939P106
213122
8000
sole
CHINA MOBILE HONG KONG LTD ADR-
common-
16941M109
69965
4102
sole
CHINA PHARMACEUTICAL-
common-
6191997
408200
1570000
sole
CHINA RES PWR HLDG-
common-
6711566
54357
100000
sole
CHINA SOUTHERN AIRLINES COMPANY LIMITED-
common-
169409109
9136812
460400
sole
CISCO SYSTEMS INC JANUARY 2006 PUT AT $35-
option-
17275R6MG
2009600
128000
sole
CNOOC LIMITED ADR-
common-
126132109
10156042
188175
sole
COMDISCO HOLDING COMPANY, INC-
common-
200334100
5132772
230066
sole
COMDISCO HOLDING COMPANY, INC-
rights-
200534118
8168749
24384886
sole
COMPUTER ASSOCIATES INTERNATIONAL INC JANUARY 2006 PUT AT $35
option-
204912MGP
1193620
224012
sole
CONEXANT SYSTEMS INC 4% 2/1/2007-
convertible bond-
207142AF7
135750
150000
sole
COURIER CORP-
common-
222660102
654192
12600
sole
DATANG INTL POWER-
common-
6080716
75263
100000
sole
DELL INC JANUARY 2006 PUT AT $45-
option-
24702R6MI
601600
128000
sole
DELUXE CORP-
common-
248019101
10699711
286625
sole
DISNEY WALT CO-
common-
254687106
615770
22150
sole
DYNEGY INC-
common-
26816Q101
121829
26370
sole
EAST WEST BANCORP INC-
common-
27579R104
6222668
148300
sole
EBAY INC -
common-
278642103
4069800
35000
sole
EBAY IN C PUT-
option-
278642MDP
250
10000
sole
E SPEED  INC CL A-
common-
296643109
1657580
134000
sole
EDISON INTERNATIONAL-
common-
281020107
15042767
469616
sole
EL PASO CORPORATION-
common-
28336L109
48186606
4635197
sole
ENCANA CORP-
common-
292505104
11023992
193200
sole
EQUIFAX INC-
common-
294429105
115230
4100
sole
ERTS PUT 1/22/05 @$25
option-
2859129MEB
250
10000
sole
EURONEXT-
common-
7153758
1124346
37000
sole
EXPEDITORS INTL WASH INC-
common-
302130109
24748772
442900
sole
FAIRFAX FINANCIAL SENIOR DEBENTURES CONVERTIBLE 5% 07/15/2023-
convertible bond-
303901AL6
525000
500000
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
7362833
161225
sole
FINDWHAT.COM-
common-
317794105
177300
10000
sole
FINOVA GROUP INC-
common-
317928109
128048
800300
sole
FIRST DATA CORP-
common-
319963104
908229
21350
sole
FTI CONSULTING-
common-
302941109
7295277
346240
sole
FOREST CITY ENTERPRISES INC CL A-
common-
345550107
2712544
47125
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
11443360
1933000
sole
GETTY IMAGES INC-
common-
374276103
2272050
33000
sole
GOLDCORP INC-
common-
380956409
41360
2750
sole
GREAT WALL AUTOMOBILE-
common-
6718255
19247
42000
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
17672972
217550
sole
HANMI FINANCIAL CORP-
common-
410495105
5557953
154650
sole
HARRIS INTERACTIVE INC-
common-
414549105
8543068
1081401
sole
HDFC BANK LIMITED-
common-
40415F101
3460968
76300
sole
HONG KONG EXCHANGE-
common-
6267359
120600
45000
sole
HUADIAN POWER INTL-
common-
6142780
53263
180000
sole
HUANENG PWR INTL INC-
common-
443304100
7222212
240580
sole
IAC INTERACTIVE CO-
convertible preferred-
44919P201
5243044
108104
sole
ICICI BANK LIMITED-
common-
45104G104
3046680
151200
sole
IMPERIAL OIL LTD-
common-
453038408
6348032
106900
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
282620
13000
sole
INTERNATIONAL FLAVORS & FRAGRANCES-
common-
459506101
299880
7000
sole
INTERNET HOLDRS TRUST JANUARY 2006 PUT AT $60.00-
option-
46059W6ML
101725
31300
sole
IRON MOUNTAIN INCORPORATED-
common-
462846106
166015
5450
sole
JEFFERIES GROUP INC-
common-
472319102
330270
8200
sole
JIANGSU EXPRESSWAY-
common-
6005504
134837
306000
sole
K-MART HOLDING CORPORATION-
common-
498780105
41016457
414517
sole
KNIGHT TRADING GROUP INC-
common-
499063105
10950
1000
sole
KOREA ELECTRIC POWER-
common-
500631106
32179860
2430503
sole
THE KROGER CO JANUARY 2005 PUT AT $10.00-
option-
501044MB
2725
109000
sole
LABRANCHE & CO INC-
common-
505447102
5993344
668900
sole
LAIDLAW INTERNATIONAL INC-
common-
50730R102
3036835
141925
sole
LEGG MASON INC-
common-
524901105
7443111
101600
sole
LEUCADIA NATIONAL CORP-
common-
527288104
85180924
1225978
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
2696750
4600000
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100
84750
25000
sole
LOEWS CORP-
common-
540424108
520160
7400
sole
LORING WARD-
common-
54416P109
0
10000
sole
LOWES CO PUT AT $75 EXP 01/21/2006
option-
5486616MO
1675200
96000
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
6668800
208400
sole
M & T BANK CORPORATION-
common-
55261F104
22871053
212080
sole
MANTECH INTL CORP-
common-
564563104
9183269
386850
sole
MARKEL HOLDINGS-
common-
570535104
6478980
17800
sole
MARKETWATCH.COM INC-
Common-
570619106
4176000
232000
sole
MCCORMICK & CO INC-
common-
579780206
65605
1700
sole
MCI INC-
common-
552691107
810432
40200
sole
MERCURY GENERAL CORP-
common-
589400100
5302240
88500
sole
MGM MIRAGE INC-
common-
552953101
12496012
171800
sole
MILLEA HOLDINGS INC-
common-
60032R106
671490
9000
sole
MONTPELIER RE HOLDING LTD-
common-
G62185106
1019125
26500
sole
MOODYS CORPORATION-
common-
615369105
14837943
170850
sole
NARA BANCORP INC-
common-
63080P105
5355852
251800
sole
NASPERS LTD-
common-
631512100
123584
947
sole
NETEASE.COM INC ADR-
common-
64110W102
276829
5240
sole
NET RATINGS INC-
common-
64116M108
2428839
126700
sole
NEXEN INC-
common-
65334H102
2332910
5740000
sole
JOHN NUVEEN CO-CL A-
common-
67090F106
6338853
160600
sole
PARGESA HOLDING SA-
common-
4671026
1549012
440
sole
 P G & E CORP-
common-
69331C108
2578867
77490
sole
PETRO CHINA COMPANY LTD ADR-
common-
71646E100
1127490
21000
sole
PICC PROPERTY & CASUALTY-
common-
6706250
31263
90000
sole
PICO HOLDINGS INC-
common-
693366205
613665
29500
sole
PRIMACOM AG
common-
74154N108
609840
726000
sole
POWER CORP OF CANADA-
common-
739239101
14518244
561200
sole
PROGRESSIVE CORP-
common-
743315103
18970262
223580
sole
PROQUEST COMPANY-
common-
74346P102
89100
3000
sole
QUALLCOMM INC-
common-
747525103
678400
16000
sole
QUANTA SERVICES INC-
common-
74762E102
31200490
3900025
sole
RCN CORP NEW-
common-
749361200
1161770
50512
sole
R.H. DONNELLEY CORPORATION-
common-
74955W307
3389195
57400
sole
RELIANT ENERGY INC-
common-
75952B105
100780830
7383211
sole
RENAISSANCE RE HOLDINGS LTD-
common-
G7496G103
4262748
85450
sole
RESEARCH IN MOTION LTD-
common-
760975102
824200
10000
sole
RITCHIE BROTHERS AUCTIONEERS INC-
common-
767744105
2489418
75300
sole
RLI CORP-
common-
749607107
2043166
49150
sole
RUSSELL CORP-
common-
782352108
257088
13200
sole
SI INTERNATIONAL INC-
common-
78427V102
230700
7500
sole
SAFETY 1ST INC-
common-
78648T100
1501200
47950
sole
SAFEWAY PUT 1/21/06 @ $30-
option-
7865146MF
988800
96000
sole
SAPIENT CORP-
common-
803062108
158200
20000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
1375940
28500
sole
SEARS ROEBUCK & CO-
common-
812387108
612540
12000
sole
SHELL CANADA LTD-
common-
822567103
7172273
107700
sole
SHENZHEN EXPRESSWAY COMPANY LIMITED-
common-
6848743
494000
1300000
sole
SICHUAN EXPRESSWAY CO LIMITED-
common-
6055877
148200
1140000
sole
SIERRA PACIFIC RESOURCES-
common-
826428104
32675237
3112854
sole
SMUCKER J M COMPANY-
common-
832696405
133193
2830
sole
SOUTHERN UNION CO-
common-
844030106
1438320
60000
sole
STATE BANK OF INDIA-
common-
5131091
912500
25000
sole
STATOIL ASA-
common-
85771P102
144693
9200
sole
STILLWATER MINING COMPANY-
common-
86074Q102
477424
42400
sole
STRYKER CORP-
common-
863667101
677913
14050
sole
STUDENT LOAN CORP-
common-
863902102
8393512
45625
sole
SUEZ PLC ADR-
common-
864686100
600897
22500
sole
SUNCOR ENERGY INC-
common-
867229106
65196443
1841707
sole
SUNGARD DATA SYSTEMS INC-
common-
867363103
5263642
185800
sole
SUNSHINE PCS CORP-
common-
86783P106
15931
158740
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
123120
1600
sole
TELEWEST GLOBAL INC-
common-
87956T107
11063955
629349
sole
TELIASONERA AB ADR-
common-
87960M106
396956
67000
sole
TEXAS GENCO HLDGS INC-
common-
882443104
6060
129
sole
TEXAS PACIFIC LAND TRUST-
common-
882610108
8055720
59650
sole
TRIARC CO INC-
common-
895927101
1505220
115800
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
11343789
13521000
sole
TURKCELL ILETISIM HIZMETLERI ADR-
common-
900111204
4484022
247736
sole
TXU CORP-
common-
873168108
20357503
315327
sole
UCBH HOLDINGS INC-
common-
90262T308
6183277
134950
sole
UNITED DEFENSE INDUSTRIES INC-
common-
91018B104
1256847
26600
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
18624035
1927954
sole
VALUE LINE INC-
common-
920437100
290361
7400
sole
VAN DER MOOLEN HOLDING NV ADR-
common-
921020103
144210
19000
sole
VORNADO REALTY TRUST-
common-
929042109
791762
10400
sole
WASHINGTON POST COMPANY-
common-
939640108
97768506
99457
sole
WEBSENSE INC-
common-
947684106
228240
4500
sole
WEB MD CORPORATION-
common-
94769M105
889440
109000
sole
WELLS FARGO & CO-
common-
949746101
3890475
62600
sole
WESCO FINL CORP-
common-
950817106
2800614
7127
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
71620260
110867
sole
WILEY JOHN & SONS INC CL A-
common-
968223206
2125200
61000
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
69200
2000
sole
WILLIAMS COMPANIES INC-
common-
969457100
84997849
5217793
sole
WILSHIRE STATE BAK CALIF-
common-
97200A101
5459002
330050
sole
ZHEJIANG EXPRESSWAY CO, LTD-
common-
6990763
634800
920000
sole
ZIMMER HOLDINGS INC-
common-
98956P102
560840
7000
sole
ABBOTT LABORATORIES
Common-
002824100
793050
17000
sole
AETERNA ZENTARIS INC-
common-
007975204
78240
12500
sole
AKZO NOBEL NV-
common-
010199305
433398
10200
sole
AMGEN INC-
Common-
031162100
628670
9800
sole
ALTANA AG ADR-
common-
02143N103
891450
14150
sole
ARENA PHARMACEUTICALS INC-
common-
040047102
95670
14300
sole
AVAX TECHNOLOGIES INC-
common-
15500
50000
sole
AVIGEN INC-
common-
053690103
71068
21800
sole
BIOGEN IDEC INC-
Common-
09062X103
1548683
23250
sole
BIOMIRA INC-
Common-
0961R106
90375
37500
sole
BRISTOL-MYERS SQUIBB COMPANY-
common-
110122108
392627
15325
sole
CAMBRIDGE ANTIBODY TECH GROUP-
common-
132148107
215348
15200
sole
CELL GENESYS INC-
common-
150921104
99023
12225
sole
CHIRON CORPORATION-
Common-
170040109
1103223
33100
sole
CURAGEN CORP-
common-
23126R101
95944
13400
sole
DECODE GENETICS INC-
common-
243586104
89422
11450
sole
ENTREMED INC-
common-
29382F103
35640
11000
sole
GENENCOR INTERNATIONAL INC-
common-
368709101
332100
20250
sole
GENZYME CORP-
common-
372917104
1283811
22108
sole
GLAXO SMITHKLINE-
Common-
37733W105
1083951
22873
sole
HUMAN GENOME SCIENCES INC-
common-
444903108
206744
17200
sole
IMPATH INC-
Common-
45255G101
114140
26000
sole
ISOTECHNIKA INC-
common-
2535726
31376
16000
sole
JOHNSON & JOHNSON
Common-
478160104
634200
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
632763
11150
sole
LONZA GROUP AG-
common-
7333378
624742
11100
sole
MGI PHARMA INC-
Common-
552880106
560200
20000
sole
MGI 1/05 PUT @$27.5-
option-
552880MYP
18500
20000
sole
MAXIM PHARMACEUTICALS INC-
common-
57772M107
33220
11000
sole
MEDAREX INC-
common-
583916101
219912
20400
sole
MEDIMMUNE INC-
Common-
584699102
809234
29850
sole
MERCK & CO INC-
common-
589331107
4821
150
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
339933
28046
sole
NEORX CORPORATION-
common-
640520300
56430
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
2236395
44250
sole
OSI PHARMACEUTICALS INC CONTINGENT VALUE RIGHTS 6/12/2008-
rights-
671040111
1811
13932
sole
PROTEIN DESIGN LABS INC-
common-
74369L103
247920
12000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
460470
4000
sole
SAVIENT PHARMACEUTICALS INC-
common-
80517Q100
94850
35000
sole
SCHERING AG-
common-
806585204
1418175
19100
sole
SERONO SA-
common-
81752M101
197472
12100
sole
SUPERGEN INC-
common-
868059106
98700
14000
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
15500
10000
sole
VICAL INC-
common-
925602104
65800
14000
sole
WYETH-
common-
983024100
1194650
28050
sole
1846965093

/DOCUMENT
/SUBMISSION